Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total net revenue	$ 12,648,255	$ 23,674,037	$ 28,979,511
Marketing channels [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	12,648,255	23,674,037	28,979,511
Different product lines [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	12,648,255	23,674,037	28,979,511
Different product lines [Member] | Pet chews [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,469,755	6,271,777	9,614,426
Different product lines [Member] | Dried pet snacks [Member]
Segment Reporting Information [Line Items]
Total net revenue	4,617,742	13,611,010	14,851,868
Different product lines [Member] | Wet canned pet food [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,310,001	2,782,382	3,035,196
Different product lines [Member] | Dental health snacks [Member]
Segment Reporting Information [Line Items]
Total net revenue	305,452	495,581	856,875
Different product lines [Member] | Baked pet biscuits [Member]
Segment Reporting Information [Line Items]
Total net revenue	87,410	95,169	8,226
Different product lines [Member] | Others [Member]
Segment Reporting Information [Line Items]
Total net revenue		479,568	644,055
Different countries [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	12,648,255	23,674,037	28,979,511
Different countries [Member] | South Korea [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,335,791	2,870,998	5,397,982
Different countries [Member] | China [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,662,247	6,569,382	6,553,715
Different countries [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,573,546	2,415,043	3,213,303
Different countries [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,062,110	2,522,149	3,585,535
Different countries [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	5,156,666	9,357,915	10,260,111
Overseas sales [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	9,995,136	15,832,362	21,190,063
Domestic sales [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,711,445	4,102,457	2,086,462
Electronic commerce [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 83,779	$ 3,800,668	$ 5,734,121